LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of loans receivable portfolio
	2013	2012
	(In thousands)

One- to four-family residential	$236,236	$249,202
Multi-family residential	22,805	23,866
Construction	7,141	1,243
Commercial	72,755	67,166
Consumer	2,278	1,691
	341,215	343,168
Less:
Undisbursed portion of loans in process	3,157	933
Deferred loan origination fees	(476)	(339)
Allowance for loan losses	1,697	2,160

	$336,837	$340,414

Schedule of financing receivable recorded investment
	One-to four
	Family	Multi-family
	Residential	Residential	Construction		Commercial	Consumer	Total
	(In thousands)
Purchased loans	$79,615	$7,655	$-		$27,487	$1,749	$116,506
Credit quality discount	(1,262)	(159)	-		(520)	(241)	(2,182)
Purchased loans book value (3)	78,353	7,496	-		26,967	1,508	114,324
Originated loans (1)	157,883	15,309	7,141	(2)	45,788	770	226,891
Ending balance	$236,236	$22,805	$7,141		$72,755	$2,278	$341,215

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

Schedule of financing receivable recorded investment credit Impaired and non impaired purchased loans receivable
		Credit
	Non-impaired	Impaired
	Purchased Loans	Purchased Loans
	(In thousands)
One-to-four family residential (1)	$75,173	$3,180
Multi-family residential	6,440	1,056
Construction	-	-
Commercial	20,376	6,591
Consumer	1,508	-
Total	$103,497	$10,827

(1)	Includes home equity lines of credit